Quarterly Holdings Report
for

Fidelity® SAI U.S. Momentum Index Fund

October 31, 2019

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

SY1-QTLY-1219
1.9878816.102

Schedule of Investments October 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value
COMMUNICATION SERVICES - 5.5%
Entertainment - 3.2%
Live Nation Entertainment, Inc. (a)	70,406	$4,963,623
The Walt Disney Co.	830,053	107,840,486
		112,804,109
Interactive Media & Services - 0.4%
IAC/InterActiveCorp (a)(b)	17,598	3,999,146
Snap, Inc. Class A (a)(b)	510,605	7,689,711
		11,688,857
Media - 1.8%
Altice U.S.A., Inc. Class A (a)	90,239	2,792,897
Charter Communications, Inc. Class A (a)(b)	23,399	10,947,456
Comcast Corp. Class A	1,047,221	46,936,445
Liberty Broadband Corp. Class C (a)	25,106	2,964,265
		63,641,063
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	50,157	4,145,978

TOTAL COMMUNICATION SERVICES		192,280,007

CONSUMER DISCRETIONARY - 8.4%
Hotels, Restaurants & Leisure - 5.4%
ARAMARK Holdings Corp.	23,954	1,048,227
Chipotle Mexican Grill, Inc. (a)	16,033	12,476,239
Hilton Worldwide Holdings, Inc.	51,003	4,945,251
McDonald's Corp.	344,936	67,848,911
Starbucks Corp.	980,141	82,880,723
Yum! Brands, Inc.	189,364	19,260,212
		188,459,563
Household Durables - 0.4%
D.R. Horton, Inc.	32,167	1,684,586
Garmin Ltd.	25,343	2,375,906
NVR, Inc. (a)	724	2,632,891
PulteGroup, Inc.	28,652	1,124,304
Roku, Inc. Class A (a)(b)	37,999	5,593,453
		13,411,140
Internet & Direct Marketing Retail - 0.4%
MercadoLibre, Inc. (a)	22,569	11,770,185
Wayfair LLC Class A (a)(b)	7,734	635,967
		12,406,152
Leisure Products - 0.0%
Hasbro, Inc.	9,952	968,429
Multiline Retail - 0.9%
Dollar General Corp.	115,744	18,558,393
Dollar Tree, Inc. (a)	33,437	3,691,445
Target Corp.	83,286	8,904,106
		31,153,944
Specialty Retail - 1.0%
AutoZone, Inc. (a)	16,893	19,332,011
Burlington Stores, Inc. (a)(b)	4,207	808,459
CarMax, Inc. (a)(b)	16,376	1,525,752
O'Reilly Automotive, Inc. (a)	11,963	5,210,006
Ross Stores, Inc.	20,707	2,270,937
Tractor Supply Co.	35,749	3,396,870
Ulta Beauty, Inc. (a)	13,222	3,082,709
		35,626,744
Textiles, Apparel & Luxury Goods - 0.3%
lululemon athletica, Inc. (a)	44,411	9,071,835

TOTAL CONSUMER DISCRETIONARY		291,097,807

CONSUMER STAPLES - 13.7%
Beverages - 2.6%
Brown-Forman Corp. Class B (non-vtg.)	25,194	1,650,711
PepsiCo, Inc.	352,708	48,380,956
The Coca-Cola Co.	776,165	42,246,661
		92,278,328
Food & Staples Retailing - 2.7%
Costco Wholesale Corp.	186,126	55,299,896
Walmart, Inc.	321,630	37,714,334
		93,014,230
Food Products - 2.1%
Campbell Soup Co.	12,487	578,273
General Mills, Inc.	38,630	1,964,722
McCormick & Co., Inc. (non-vtg.)	45,300	7,279,257
Mondelez International, Inc.	646,849	33,927,230
The Hershey Co.	120,264	17,663,174
Tyson Foods, Inc. Class A	146,161	12,100,669
		73,513,325
Household Products - 5.8%
Church & Dwight Co., Inc.	137,407	9,610,246
Clorox Co. (b)	9,989	1,475,275
Kimberly-Clark Corp.	84,285	11,199,791
Procter & Gamble Co.	1,456,486	181,347,073
		203,632,385
Personal Products - 0.5%
Coty, Inc. Class A	25,731	300,795
Estee Lauder Companies, Inc. Class A	83,589	15,570,123
		15,870,918

TOTAL CONSUMER STAPLES		478,309,186

FINANCIALS - 6.2%
Capital Markets - 2.2%
CME Group, Inc.	66,412	13,664,269
FactSet Research Systems, Inc. (b)	16,810	4,261,671
Intercontinental Exchange, Inc.	102,127	9,632,619
MarketAxess Holdings, Inc.	29,447	10,853,870
Moody's Corp.	35,568	7,849,502
MSCI, Inc.	58,369	13,691,033
S&P Global, Inc.	70,552	18,201,710
		78,154,674
Consumer Finance - 0.3%
Ally Financial, Inc.	30,617	937,799
American Express Co.	59,056	6,926,088
Discover Financial Services	28,279	2,269,673
		10,133,560
Insurance - 3.7%
AFLAC, Inc.	173,383	9,217,040
Alleghany Corp. (a)	2,401	1,868,674
Allstate Corp.	27,626	2,939,959
Aon PLC	134,902	26,057,670
Arch Capital Group Ltd. (a)	235,188	9,821,451
Arthur J. Gallagher & Co.	93,312	8,511,921
Assurant, Inc.	5,533	697,545
Chubb Ltd.	40,174	6,123,321
Cincinnati Financial Corp.	117,451	13,296,628
Erie Indemnity Co. Class A (b)	23,571	4,343,428
Everest Re Group Ltd.	3,351	861,509
FNF Group	21,457	983,589
Hartford Financial Services Group, Inc.	34,155	1,949,567
Marsh & McLennan Companies, Inc.	44,168	4,576,688
Progressive Corp.	213,213	14,860,946
RenaissanceRe Holdings Ltd.	30,639	5,735,008
W.R. Berkley Corp.	110,096	7,695,710
Willis Group Holdings PLC	46,356	8,663,936
		128,204,590

TOTAL FINANCIALS		216,492,824

HEALTH CARE - 10.8%
Biotechnology - 0.0%
Exact Sciences Corp. (a)(b)	10,789	938,643
Health Care Equipment & Supplies - 5.1%
Abbott Laboratories	681,072	56,944,430
Boston Scientific Corp. (a)	276,617	11,534,929
Danaher Corp.	400,670	55,220,339
Dentsply Sirona, Inc.	46,515	2,548,092
Edwards Lifesciences Corp. (a)	77,971	18,586,727
Hologic, Inc. (a)	14,491	700,060
IDEXX Laboratories, Inc. (a)	7,408	2,111,354
ResMed, Inc.	37,551	5,554,544
STERIS PLC	50,578	7,160,327
Stryker Corp.	57,052	12,338,636
Teleflex, Inc.	4,255	1,478,230
The Cooper Companies, Inc.	12,602	3,667,182
		177,844,850
Health Care Providers & Services - 0.0%
Wellcare Health Plans, Inc. (a)	3,126	927,172
Health Care Technology - 0.4%
Veeva Systems, Inc. Class A (a)	95,200	13,502,216
Life Sciences Tools & Services - 1.8%
Agilent Technologies, Inc.	24,624	1,865,268
IQVIA Holdings, Inc. (a)	71,642	10,346,538
Mettler-Toledo International, Inc. (a)	7,755	5,466,810
Thermo Fisher Scientific, Inc.	153,354	46,309,841
		63,988,457
Pharmaceuticals - 3.5%
Eli Lilly & Co.	129,959	14,808,828
Merck & Co., Inc.	877,261	76,023,438
Zoetis, Inc. Class A	232,765	29,775,299
		120,607,565

TOTAL HEALTH CARE		377,808,903

INDUSTRIALS - 8.4%
Aerospace & Defense - 2.3%
Harris Corp.	108,407	22,365,448
HEICO Corp.	36,315	4,479,092
HEICO Corp. Class A	49,144	4,681,949
Lockheed Martin Corp. (b)	69,219	26,073,413
Northrop Grumman Corp.	30,779	10,848,982
TransDigm Group, Inc.	24,066	12,665,454
		81,114,338
Building Products - 0.2%
Allegion PLC	16,762	1,945,062
Johnson Controls International PLC	61,300	2,656,129
Lennox International, Inc.	10,511	2,600,001
Owens Corning	8,483	519,838
		7,721,030
Commercial Services & Supplies - 2.1%
Cintas Corp.	43,968	11,812,883
Copart, Inc. (a)	113,596	9,387,573
Republic Services, Inc.	118,034	10,329,155
Waste Connection, Inc. (United States)	98,407	9,092,807
Waste Management, Inc.	280,431	31,467,163
		72,089,581
Construction & Engineering - 0.1%
Jacobs Engineering Group, Inc.	13,310	1,245,550
Electrical Equipment - 0.1%
AMETEK, Inc.	46,809	4,290,045
Industrial Conglomerates - 1.2%
Honeywell International, Inc.	149,937	25,898,618
Roper Technologies, Inc.	50,308	16,951,784
		42,850,402
Machinery - 0.7%
Deere & Co.	21,555	3,753,588
Dover Corp.	23,477	2,439,026
IDEX Corp.	7,432	1,155,899
Ingersoll-Rand PLC	134,894	17,116,700
		24,465,213
Professional Services - 1.1%
CoStar Group, Inc. (a)	25,147	13,818,779
IHS Markit Ltd. (a)	141,484	9,906,710
Verisk Analytics, Inc.	106,360	15,390,292
		39,115,781
Road & Rail - 0.5%
CSX Corp.	56,574	3,975,455
Norfolk Southern Corp.	72,302	13,158,964
		17,134,419
Trading Companies & Distributors - 0.1%
Fastenal Co.	65,210	2,343,647

TOTAL INDUSTRIALS		292,370,006

INFORMATION TECHNOLOGY - 29.2%
Communications Equipment - 1.9%
Cisco Systems, Inc.	1,052,113	49,985,889
Motorola Solutions, Inc.	102,593	17,063,268
		67,049,157
Electronic Equipment & Components - 0.7%
CDW Corp.	80,933	10,352,140
Keysight Technologies, Inc. (a)	115,509	11,656,013
		22,008,153
IT Services - 15.7%
Accenture PLC Class A	58,254	10,801,457
Akamai Technologies, Inc. (a)	12,458	1,077,617
Automatic Data Processing, Inc.	89,752	14,560,467
EPAM Systems, Inc. (a)	24,221	4,261,927
Fidelity National Information Services, Inc.	193,336	25,473,951
Fiserv, Inc. (a)	288,130	30,582,118
FleetCor Technologies, Inc. (a)	34,861	10,256,803
Global Payments, Inc.	190,366	32,206,120
Leidos Holdings, Inc.	69,351	5,980,137
MasterCard, Inc. Class A	581,866	161,066,327
MongoDB, Inc. Class A (a)(b)	30,854	3,942,216
Okta, Inc. (a)(b)	96,205	10,493,079
Paychex, Inc.	75,071	6,278,938
PayPal Holdings, Inc. (a)	430,234	44,787,359
The Western Union Co.	77,483	1,941,724
Twilio, Inc. Class A (a)(b)	74,401	7,184,161
VeriSign, Inc. (a)	59,345	11,276,737
Visa, Inc. Class A (b)	929,403	166,233,021
		548,404,159
Semiconductors & Semiconductor Equipment - 2.0%
Advanced Micro Devices, Inc. (a)	264,973	8,990,534
Analog Devices, Inc.	42,939	4,578,586
Broadcom, Inc.	42,184	12,353,584
KLA-Tencor Corp.	34,584	5,846,079
Lam Research Corp.	13,167	3,568,784
Marvell Technology Group Ltd. (b)	114,361	2,789,265
Microchip Technology, Inc. (b)	25,851	2,437,491
Qualcomm, Inc.	127,084	10,222,637
Texas Instruments, Inc.	74,982	8,847,126
Xilinx, Inc.	107,937	9,794,203
		69,428,289
Software - 8.8%
Adobe, Inc. (a)	34,296	9,531,887
Cadence Design Systems, Inc. (a)	218,643	14,288,320
DocuSign, Inc. (a)	19,602	1,297,456
Fortinet, Inc. (a)	13,345	1,088,418
Intuit, Inc.	86,983	22,398,123
Microsoft Corp.	1,252,898	179,627,986
Paycom Software, Inc. (a)	35,961	7,606,830
Salesforce.com, Inc. (a)	107,008	16,745,682
ServiceNow, Inc. (a)	91,957	22,737,288
Splunk, Inc. (a)	11,631	1,395,255
SS&C Technologies Holdings, Inc. (b)	22,681	1,179,639
Synopsys, Inc. (a)	111,009	15,069,472
VMware, Inc. Class A (b)	29,043	4,596,636
Workday, Inc. Class A (a)	58,433	9,475,495
		307,038,487
Technology Hardware, Storage & Peripherals - 0.1%
Dell Technologies, Inc. (a)	60,372	3,193,075
Xerox Holdings Corp.	25,838	876,683
		4,069,758

TOTAL INFORMATION TECHNOLOGY		1,017,998,003

MATERIALS - 3.4%
Chemicals - 2.4%
Air Products & Chemicals, Inc.	166,011	35,403,506
Ecolab, Inc.	172,214	33,077,143
Linde PLC	48,240	9,568,404
Sherwin-Williams Co.	7,102	4,064,617
		82,113,670
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	18,058	4,729,571
Vulcan Materials Co. (b)	23,667	3,381,304
		8,110,875
Containers & Packaging - 0.8%
Amcor PLC	150,372	1,431,541
Ball Corp.	295,330	20,664,240
Crown Holdings, Inc. (a)	65,916	4,801,321
Sealed Air Corp.	16,025	669,364
		27,566,466

TOTAL MATERIALS		117,791,011

REAL ESTATE - 6.8%
Equity Real Estate Investment Trusts (REITs) - 6.8%
Alexandria Real Estate Equities, Inc.	9,283	1,473,676
American Tower Corp.	328,558	71,651,929
AvalonBay Communities, Inc.	18,516	4,030,193
Crown Castle International Corp.	69,116	9,592,610
Equinix, Inc.	39,738	22,522,704
Equity Lifestyle Properties, Inc.	117,637	8,227,532
Equity Residential (SBI)	93,982	8,332,444
Essex Property Trust, Inc.	22,770	7,448,750
Extra Space Storage, Inc.	24,256	2,723,221
HCP, Inc.	113,159	4,257,042
Invitation Homes, Inc.	121,107	3,728,885
Liberty Property Trust (SBI)	20,112	1,188,016
Mid-America Apartment Communities, Inc.	21,344	2,966,603
National Retail Properties, Inc.	45,910	2,704,558
Prologis, Inc.	111,901	9,820,432
Public Storage	27,163	6,053,546
Realty Income Corp.	99,361	8,126,736
SBA Communications Corp. Class A	67,110	16,150,022
Sun Communities, Inc.	66,954	10,890,068
UDR, Inc.	79,665	4,003,166
Ventas, Inc.	29,919	1,947,727
VEREIT, Inc.	255,655	2,515,645
Welltower, Inc.	206,379	18,716,512
WP Carey, Inc.	103,921	9,566,967
		238,638,984
UTILITIES - 7.5%
Electric Utilities - 5.0%
Alliant Energy Corp.	43,028	2,295,114
American Electric Power Co., Inc.	221,047	20,864,626
Duke Energy Corp.	52,213	4,921,597
Entergy Corp.	115,798	14,067,141
Evergy, Inc.	21,428	1,369,463
Eversource Energy	173,522	14,530,732
Exelon Corp.	153,272	6,972,343
FirstEnergy Corp.	129,204	6,243,137
NextEra Energy, Inc.	233,033	55,541,085
OGE Energy Corp.	47,356	2,039,149
Pinnacle West Capital Corp.	23,225	2,185,937
Southern Co.	416,197	26,078,904
Xcel Energy, Inc.	295,350	18,757,679
		175,866,907
Gas Utilities - 0.1%
Atmos Energy Corp.	27,062	3,043,934
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp.	101,145	1,724,522
Multi-Utilities - 1.9%
Ameren Corp.	111,952	8,698,670
CMS Energy Corp.	123,278	7,879,930
Consolidated Edison, Inc.	27,764	2,560,396
Dominion Energy, Inc.	91,748	7,573,797
DTE Energy Co.	65,952	8,397,009
NiSource, Inc.	22,303	625,376
Public Service Enterprise Group, Inc.	29,073	1,840,612
Sempra Energy	72,671	10,501,686
WEC Energy Group, Inc.	198,107	18,701,301
		66,778,777
Water Utilities - 0.4%
American Water Works Co., Inc.	120,415	14,843,557

TOTAL UTILITIES		262,257,697

TOTAL COMMON STOCKS
(Cost $3,014,375,695)		3,485,044,428
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.7% to 1.82% 12/19/19 to 3/19/20 (c)
(Cost $796,307)	800,000	796,908
	Shares	Value

Money Market Funds - 6.4%
Fidelity Cash Central Fund 1.83% (d)	2,959,609	$2,960,201
Fidelity Securities Lending Cash Central Fund 1.84% (d)(e)	221,920,840	221,943,032
TOTAL MONEY MARKET FUNDS
(Cost $224,905,873)		224,903,233
TOTAL INVESTMENT IN SECURITIES - 106.3%
(Cost $3,240,077,875)		3,710,744,569
NET OTHER ASSETS (LIABILITIES) - (6.3)%		(220,716,843)
NET ASSETS - 100%		$3,490,027,726

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	42	Dec. 2019	$6,375,180	$77,755	$77,755

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $309,177.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$37,480
Fidelity Securities Lending Cash Central Fund	64,408
Total	$101,888

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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